Operating Expenses (Tables)	12 Months Ended
Sep. 30, 2024
Notes and other explanatory information [abstract]
Summary of Cost of Sales

	Cost of sales
	Year ended September 30,
	2024	2023	2022
Depreciation & amortization	(21,525)	(14,843)	(14,027)
Personnel costs	(193,091)	(153,868)	(119,288)
Cost of materials	(452,872)	(327,954)	(299,691)
Properties & buildings maintenance, occupancy and incidental costs	(22,688)	(20,737)	(14,409)
Logistic expenses	(6,989)	(4,242)	(1,078)
IT & Consulting	(13,048)	(25,209)	(24,047)
Other	(33,800)	(19,265)	(20,491)
Cost of sales	(744,013)	(566,118)	(493,031)

Summary of Selling and Distribution Expenses

	Selling and distribution expenses
	Year ended September 30,
	2024	2023	2022
Depreciation & amortization	(65,170)	(55,374)	(50,996)
Personnel costs	(98,572)	(87,963)	(71,325)
Marketing and selling expenses	(159,237)	(129,478)	(107,208)
Logistic expenses	(149,605)	(89,377)	(51,806)
IT & Consulting	(28,727)	(71,252)	(43,983)
Other	(5,811)	(22,408)	(22,053)
Selling and distribution expenses	(507,122)	(455,851)	(347,371)

Summary of General Administration Expenses

	General administration expenses
	Year ended September 30,
	2024	2023	2022
Depreciation & amortization	(14,596)	(13,196)	(16,238)
Personnel costs	(52,506)	(113,905)	(41,267)
Insurance	(6,548)	(2,965)	(2,703)
IT & Consulting	(27,175)	(24,257)	(24,902)
Other	(12,619)	(17,065)	(1,479)
General administration expenses	(113,444)	(171,388)	(86,589)